HEDGING ACTIVITIES - Schedule of Non-Hedge Designated Derivatives (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	€ 3	€ (3)	€ 31
Cost of sales | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	0	1	20
Selling and distribution expenses | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	5	0	(2)
Non-operating items | Foreign currency contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	€ (2)	€ (4)	€ 13